Parent only financial information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 239,231	$ 35,716	¥ 492,107
Total current assets	1,145,641	171,040	1,627,299
Non-current assets
Total non-current assets	226,725	33,849	285,684
Total assets	1,372,366	204,889	1,912,983
Current Liability
Accrued expenses and other payables	170,094	25,394	238,198
Total current liability	1,213,134	181,116	1,580,731
Total liabilities	1,242,047	185,433	1,609,306
Equity:
Additional paid-in capital	5,040,979	752,598	5,031,772
Accumulated other comprehensive loss	(395,718)	(59,079)	(404,877)
Accumulated deficit	(4,510,482)	(673,397)	(4,313,637)
Total Fangdd Network Group Ltd. shareholders' equity	134,780	20,122	313,259
Total liabilities and equity	1,372,366	$ 204,889	1,912,983
Reportable Legal Entities | Parent Company
Current assets
Cash and cash equivalents	30,261		162,974
Total current assets	30,261		162,974
Non-current assets
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries	1,666,656		1,764,671
Total non-current assets	1,666,656		1,764,671
Total assets	1,696,917		1,927,645
Current Liability
Accrued expenses and other payables	30,172		28,207
Total current liability	30,172		28,207
Total liabilities	30,172		28,207
Equity:
Class A ordinary shares	1		1
Additional paid-in capital	5,040,979		5,031,772
Accumulated other comprehensive loss	(395,718)		(404,877)
Accumulated deficit	(2,978,517)		(2,727,458)
Total Fangdd Network Group Ltd. shareholders' equity	1,666,745		1,899,438
Total liabilities and equity	¥ 1,696,917		¥ 1,927,645